July 6, 2010

VIA EDGAR TRANSMISSION

Securities & Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1090

Re:  RBC Funds Trust (the “Trust”)
File Nos. 333-111986/811-21475

Ladies and Gentlemen:

This letter is being transmitted by means of an electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), and Regulation S-T.

The undersigned hereby certifies that the form of the Trust’s Risk-Based Investing Series prospectus and statement of additional information, each dated February 1, 2010 as revised June 30, 2010, which would have been filed by the Trust pursuant to Rule 497(c) under the Act, do not differ from those contained in Post Effective Amendment No. 34 to the Trust’s registration statement on Form N-1A filed pursuant to Rule 485(b) under the Act on June 30, 2010.

Please contact the undersigned at (612) 376-7076 with any questions concerning this filing.

Very truly yours,
/s/ Kathleen A. Hegna

Kathleen A. Hegna
Chief Financial Officer